SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Newly adopted accounting pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Newly adopted accounting pronouncements
Total cash, cash equivalents, and restricted cash in the statement of cash flows	$ 70,014	$ 91,075	$ 39,802	$ 32,506
ASU 2016-18
Newly adopted accounting pronouncements
Changes in restricted cash	(15)	(47)
Total cash, cash equivalents, and restricted cash in the statement of cash flows	$ 15	$ 47